Consolidated statements of income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit Loss From Continuing Operations [Abstract]
Net revenue from sales and services	R$ 133,498,913	R$ 126,048,701	R$ 143,634,708
Cost of products and services sold	(123,811,893)	(116,730,469)	(136,276,257)
Gross profit	9,687,020	9,318,232	7,358,451
Operating income (expenses)
Selling and marketing	(2,499,547)	(2,253,226)	(2,141,985)
General and administrative	(1,872,092)	(2,018,159)	(1,534,481)
Results from disposal of property, plant and equipment and intangible assets	171,837	121,935	169,289
Other operating income (expenses), net	(414,092)	(602,865)	(514,522)
Operating income before share of profit (loss) of subsidiaries, joint ventures and associates, financial result and income and social contribution taxes	5,073,126	4,565,917	3,336,752
Share of profit (loss) of subsidiaries, joint ventures and associates	(127,182)	11,908	12,181
Amortization of fair value adjustments on associates acquisition	(2,493)	0	0
Total share of profit (loss) of subsidiaries, joint ventures and associates	(129,675)	11,908	12,181
Income before financial result and income and social contribution taxes	4,943,451	4,577,825	3,348,933
Financial income	881,074	880,884	706,689
Financial expenses	(1,813,008)	(1,880,014)	(2,175,897)
Financial result, net	(931,934)	(999,130)	(1,469,208)
Income before income and social contribution taxes	4,011,517	3,578,695	1,879,725
Income and social contribution taxes
Current	(1,124,664)	(1,396,317)	(637,973)
Deferred	(360,953)	335,375	296,459
Income and social contribution taxes in the statement of income	(1,485,617)	(1,060,942)	(341,514)
Net income from continuing operations	2,525,900	2,517,753	1,538,211
Discontinued operations	0	0	301,858
Net income for the year	2,525,900	2,517,753	1,840,069
Income attributable to:
Shareholders of Ultrapar	2,362,740	2,439,795	1,800,839
Non-controlling interests in subsidiaries	R$ 163,160	R$ 77,958	R$ 39,230
Earnings per share from continuing operations (based on the weighted average number of shares outstanding) – R$
Basic	R$ 2.1438	R$ 2.2272	R$ 1.3727
Diluted	2.1141	2.2081	1.3643
Earnings per share from discontinued operations (based on the weighted average number of shares outstanding) – R$
Basic	0	0	0.2764
Diluted	0	0	0.2747
Total earnings per share (based on the weighted average number of shares outstanding) – R$
Basic	2.1438	2.2272	1.6491
Diluted	R$ 2.1141	R$ 2.2081	R$ 1.6391